Note 45 - Depreciation (Tables)	12 Months Ended
Dec. 31, 2019
Depreciation and amortisation expense
Table of Depreciation
Depreciation and amortization (Millions of Euros)
	Notes	2019	2018	2017
Tangible assets	17	979	594	694
For own use		584	589	680
Investment properties		3	5	13
Right-of-use assets (*)		392
Other Intangible assets	18.2	620	613	694
Total		1,599	1,208	1,387